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                         SHORT-TERM INVESTMENTS TRUST

                          GOVERNMENT & AGENCY PORTFOLIO
                             LIQUID ASSETS PORTFOLIO
                               TREASURY PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated September 22, 2006
                    to the Prospectus dated December 20, 2005


The following replaces in their entirety the second, third and fourth sentences appearing under the heading "PURCHASING SHARES -- HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

"The transfer agent must secure your purchase order normally before 5:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 5:00 p.m. and 5:30 p.m. Eastern Time, you must call the transfer agent before 5:30 p.m. Eastern Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time."

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                          SHORT-TERM INVESTMENTS TRUST

                              STIC PRIME PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                       Supplement dated September 22, 2006
                    to the Prospectus dated December 20, 2005


The following replaces in their entirety the second, third and fourth sentences appearing under the heading "PURCHASING SHARES -- HOW TO PURCHASE SHARES" on page A-1 of the prospectus:

"The transfer agent must secure your purchase order normally before 4:00 p.m. Eastern Time on a business day in order to effect the purchase at that day's closing price. If attempting to place a purchase order between 4:00 p.m. and 4:30 p.m. Eastern Time, you must call the transfer agent before 4:30 p.m. Eastern Time in order to effect the purchase order at that day's closing price. If the fund closes early on a business day, the transfer agent must receive your purchase order at such earlier time."